PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Electronic equipment and others	18,600	19,618	2,763
Less: accumulated depreciation	(9,395)	(13,449)	(1,894)
Property and equipment, net	9,205	6,169	869

Depreciation expense for the years ended December 31, 2021, 2022 and 2023 was RMB3,399 thousand, RMB4,130 thousand and RMB4,065 thousand (US$573 thousand), respectively.